Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (826,697)	$ (2,575,459)	$ 8,216,352
Other comprehensive (loss) income
Foreign currency translation adjustment	(40,064)	20,487	75,637
Comprehensive (loss) income	$ (866,761)	$ (2,554,972)	$ 8,291,989